Inventories: (Tables)	9 Months Ended
Dec. 31, 2011
Inventories:
Schedule of inventories

	December 31, 2011	March 31, 2011
Purchased parts	$20,020	$10,494
Assembled parts	4,198	2,705
Work-in-process	6,994	3,453
Finished goods	6,360	1,349
Obsolescence provision	(515)	(1,196)

	$37,057	$16,805